8. STOCK OPTIONS AND WARRANTS: Share-based Payment Arrangement, Option, Activity (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Share-based Payment Arrangement, Option, Activity

Expiry date	Exercise price	September 30, 2019	Granted	Exercised	Expired / cancelled	September 30,2020
April 29, 2020	$0.25	1,264,500	-	-	(1,264,500)	-
April 29, 2021	$0.25	100,000	-	-	-	100,000
September 30, 2021	$0.15	1,270,000	-	-	(25,000)	1,245,000
March 14, 2023	$0.10	850,000	-	-	(10,000)	840,000
July 30, 2024	$0.10	2,015,000	-	(250,000)	(40,000)	1,725,000
Options outstanding		5,499,500	-	(250,000)	(1,339,500)	3,910,000
Options exercisable		5,499,500	-	(250,000)	(1,339,500)	3,910,000
Weighted average exercise price		$0.15	$Nil	$0.10	$0.24	$0.12

As at September 30, 2020, the weighted average contractual remaining life of options is 2.55 years (September 30, 2019 –2.93 years; September 30, 2018 – 2.81 years).  The weighted average fair value of stock options granted during the year ended September 30, 2020 was $Nil (2019 - $0.08; 2018 - $0.08).

Stock option transactions and the number of stock options for the year ended September 30, 2019 are summarized as follows:

Expiry date	Exercise price	September 30, 2018	Granted	Exercised	Expired / cancelled	September 30,2019
February 25, 2019	$0.25	22,500	-	-	(22,500)	-
April 29, 2020	$0.25	1,264,500	-	-	-	1,264,500
April 29, 2021	$0.25	100,000	-	-	-	100,000
September 30, 2021	$0.15	1,270,000	-	-	-	1,270,000
March 14, 2023	$0.10	850,000	-	-	-	850,000
July 30, 2024	$0.10	-	2,015,000	-	-	2,015,000
Options outstanding		3,507,000	2,015,000	-	(22,500)	5,499,500
Options exercisable		3,507,000	2,015,000	-	(22,500)	5,499,500
Weighted average exercise price		$0.18	$0.10	$Nil	$0.25	$0.15

Stock option transactions and the number of stock options for the year ended September 30, 2018 are summarized as follows:

Expiry date	Exercise price	September 30, 2017	Granted	Exercised	Expired / cancelled	September 30, 2018
February 25, 2019	$0.25	22,500	-	-	-	22,500
April 29, 2020	$0.25	1,264,500	-	-	-	1,264,500
April 29, 2021	$0.25	100,000	-	-	-	100,000
September 30, 2021	$0.15	1,270,000	-	-	-	1,270,000
March 14, 2023	$0.10	-	850,000	-	-	850,000
Options outstanding		2,657,000	850,000	-	-	3,507,000
Options exercisable		2,657,000	850,000	-	-	3,507,000
Weighted average exercise price		$0.20	$0.10	$Nil	$Nil	$0.18